SUMMARY OF FAIR VALUE ASSUMPTIONS OF VARs GRANTED (Details) - Visiox Pharmaceuticals, Inc. [Member]	12 Months Ended
Dec. 31, 2022 $ / shares
Restructuring Cost and Reserve [Line Items]
Stock price	$ 2.16
Expected life	6 years 6 months
Expected volatility, minimum	86.62%
Expected volatility, maximum	87.21%
Risk free interest rate, minimum	1.65%
Risk free interest rate, maximum	4.09%
Expected dividend yield